INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAX
Schedule of Company's net deferred tax assets

	December 31,	December 31,
	2021	2020
Deferred tax assets (liabilities)
Net operating loss carryforward	$9,695	$36,961
Startup/Organizational expenses	488,923	472,542
Unrealized gain on marketable securities	(4,382)	(43,985)
Total deferred tax assets	494,236	465,518
Valuation allowance	(494,236)	(465,518)
Deferred tax assets, net of valuation allowance	$—	$—

Schedule of income tax provision

	December 31,	December 31,
	2021	2020
Federal
Current	$—	$—
Deferred	(28,719)	(465,518)

State and Local
Current	—	—
Deferred	—	—

Change in valuation allowance	28,719	465,518

Income tax provision	$—	$—

Schedule of reconciliation of the federal income tax rate to the Company's effective tax rate

	December 31, 2021	December 31, 2020
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Business combination expense	(33.19)%	—
Change in fair value of warrants	12.38%	0.0%
Transaction costs incurred in connection with warrant liabilities	—	(0.0)%
Valuation allowance	(0.19)%	(21.0)%
Income tax provision	0.0%	0.0%